Statutory Prospectus Supplement dated June 28, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Invesco California Tax-Free Income Fund.

This supplement amends the statutory prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s).

The following information replaces in its entirety the fifth paragraph appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.”

The following information replaces in its entirety the sixth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.”

You should read this supplement in conjunction with the statutory prospectus and retain it for future reference.

MS-CTFI-PRO SUP 062819

Statutory Prospectus Supplement dated June 28, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Invesco Pennsylvania Tax Free Income Fund.

This supplement amends the statutory prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s).

The following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summary - Principal Investment Strategies of the Fund”:

“The Fund seeks to invest in medium- and lower-grade securities. Medium- and lower-grade securities are securities rated by S&P Global Ratings (S&P) as BBB- through CC (inclusive) for bonds or SP-2 or lower for notes; by Moody’s Investors Service, Inc. (Moody’s) as Baa through Ca (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated securities determined by the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are, therefore, inclusive of some securities rated below investment grade. Securities rated below investment grade are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category. At times, the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities. Investment grade securities are those rated above medium- and lower-grade securities.”

The following information replaces in its entirety the fifth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund seeks to invest in medium- and lower-grade securities. Medium- and lower-grade securities are securities rated by S&P as BBB-through CC (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa through Ca (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are, therefore, inclusive of some securities rated below investment grade. Securities rated below investment grade are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category. At times, the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities. Investment grade securities are those rated above medium- and lower-grade securities.”

You should read this supplement in conjunction with the statutory prospectus and retain it for future reference.

VK-PTFI-PRO SUP 062819

Statutory Prospectus Supplement dated June 28, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R6 shares of the Funds listed below:

Invesco California Tax-Free Income Fund

Invesco Pennsylvania Tax Free Income Fund

This supplement amends the statutory prospectus of the above referenced funds (each, a “Fund” and together, the “Funds”) and is in addition to any other supplement(s).

The following information replaces in its entirety the fifth paragraph appearing under the heading “Fund Summaries – Invesco California Tax-Free Income Fund - Principal Investment Strategies of the Fund”:

“Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.”

The following information replaces in its entirety the fourth paragraph appearing under the heading “Fund Summaries – Invesco Pennsylvania Tax Free Income Fund - Principal Investment Strategies of the Fund”:

“The Fund seeks to invest in medium- and lower-grade securities. Medium- and lower-grade securities are securities rated by S&P Global Ratings (S&P) as BBB- through CC (inclusive) for bonds or SP-2 or lower for notes; by Moody’s Investors Service, Inc. (Moody’s) as Baa through Ca (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated securities determined by the Fund’s investment adviser, Invesco Advisers, Inc. (Invesco or the Adviser), to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are, therefore, inclusive of some securities rated below investment grade. Securities rated below investment grade are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category. At times, the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities. Investment grade securities are those rated above medium- and lower-grade securities.”

The following information replaces in its entirety the sixth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco California Tax-Free Income Fund - Objective(s) and Strategies”:

“Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.”

The following information replaces in its entirety the fifth paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Pennsylvania Tax Free Income Fund - Objective(s) and Strategies”:

“The Fund seeks to invest in medium- and lower-grade securities. Medium- and lower-grade securities are securities rated by S&P as BBB-through CC (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa through Ca (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade securities are, therefore, inclusive of some securities rated below investment grade. Securities rated below investment grade are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category. At times, the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities. Investment grade securities are those rated above medium- and lower-grade securities.”

You should read this supplement in conjunction with the statutory prospectus and retain it for future reference.

ACST-PRO SUP 062819